Personnel expenses - Expected turnover by number of employees (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Number of women employees	122	122	124
Number of men employees	128	134	139
Number of employees	250	256	263
Number of full time employees	243	250	257
Percentage of allocation of women in full-time employees	48.00%	47.00%	46.00%
Percentage of allocation of men in full-time employees	52.00%	53.00%	54.00%
Number of part time employees	7	6	6
Percentage of allocation of women in part-time employees	86.00%	83.00%	83.00%
Percentage of allocation of men in part-time employees	14.00%	17.00%	17.00%
Number of permanent -employees	246	251	254
Percentage of allocation of women in permanent employees	49.00%	48.00%	46.00%
Percentage of allocation of men in permanent employees	51.00%	52.00%	54.00%
Number of temporary employees	4	5	9
Percentage of allocation of women in temporary employees	50.00%	20.00%	67.00%
Percentage of allocation of men in temporary employees	50.00%	80.00%	33.00%
Number of managers	31	33	32
Number of employees other than managers	219	223	231
Number of consultants	27